Shareholder Report, Holdings (Details) - C000247041	Jun. 30, 2024
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%